Subsequent events (Details) $ in Thousands, $ in Thousands	Jan. 05, 2022 CAD ($)	Dec. 06, 2021 CAD ($)	Nov. 26, 2021 USD ($) EquityInstruments	Apr. 28, 2021 CAD ($)
Subsequent events
Percentage of acquisition	100.00%
Cash				$ 5,980
At the market offering
Subsequent events
Common shares		$ 40,000
Major business combination [member]
Subsequent events
Common shares	$ 3,240
Cash	360
Vendors' shareholder loans	$ 360
Major business combination [member] | NuLeaf
Subsequent events
Percentage of acquisition			80.00%
Common shares			$ 31,243
Number of units of equity issued as part of consideration for business combination | EquityInstruments			4,429,809
Number of years available to acquire remaining voting interests of acquiree			3 years
Percentage of voting interests to be acquired			20.00%
Potential ordinary share transactions [member] | At the market offering
Subsequent events
Treasury shares issued		$ 800